STOCKHOLDERS' EQUITY - Schedule of Stock-Based Compensation Assumptions (Details) - $ / shares	Dec. 11, 2019	Nov. 01, 2019	Oct. 18, 2019	Aug. 06, 2019	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price				$ 0.83
Exercise price				$ 0.83
Risk-free interest rate				1.73%
Expected volatility				123.00%
8.5% Warrants [Member]
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Interest rate (as a percent)					8.50%
15% Warrants
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Interest rate (as a percent)					15.00%	15.00%	15.00%	15.00%
Pre-Trigger [Member] | 8.5% Warrants [Member]
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price	$ 0.67	$ 0.70	$ 0.95
Exercise price	$ 0.68	$ 1.00	$ 2.35
Risk-free interest rate	1.61%
Risk-free interest rate		1.55%	2.21%
Expected term (in years)	4 months 9 days	5 months 19 days	10 months 20 days
Expected volatility	113.00%	114.00%	123.00%
Pre-Trigger [Member] | 15% Warrants
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price	$ 0.67	$ 0.70	$ 0.55
Exercise price	$ 0.68	$ 1.00	$ 0.45
Risk-free interest rate	1.61%	1.55%
Expected term (in years)	4 years 5 months 19 days	4 years 6 months 29 days
Expected volatility	113.00%	114.00%
Pre-Trigger [Member] | 15% Warrants | Minimum
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Risk-free interest rate			0.18%
Expected term (in years)			7 months 6 days
Expected volatility			88.00%
Pre-Trigger [Member] | 15% Warrants | Maximum
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Risk-free interest rate			0.22%
Expected term (in years)			2 years 7 months 6 days
Expected volatility			116.00%
Post-Trigger [Member] | 8.5% Warrants [Member]
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price	$ 0.67	$ 0.70	$ 0.95
Exercise price	$ 0.45	$ 0.68	$ 1.00
Risk-free interest rate	1.61%
Risk-free interest rate		1.55%	2.21%
Expected term (in years)	4 months 9 days	5 months 19 days	10 months 20 days
Expected volatility	113.00%	114.00%	123.00%
Post-Trigger [Member] | 15% Warrants
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Current stock price	$ 0.67	$ 0.70	$ 0.55
Exercise price	$ 0.45	$ 0.68	$ 0.40
Risk-free interest rate	1.61%	1.55%
Expected term (in years)	4 years 5 months 19 days	4 years 6 months 29 days
Expected volatility	113.00%	114.00%
Post-Trigger [Member] | 15% Warrants | Minimum
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Risk-free interest rate			0.18%
Expected term (in years)			7 months 6 days
Expected volatility			88.00%
Post-Trigger [Member] | 15% Warrants | Maximum
STOCKHOLDERS' EQUITY (Details) Schedule Of Share-based Compensation Assumptions [Line Items]
Risk-free interest rate			0.22%
Expected term (in years)			2 years 7 months 6 days
Expected volatility			116.00%